Castle Tandem Fund
		Schedule of Investments
	March 31, 2025 (Unaudited)
Shares / Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS

Arrangement of Transportation of Freight & Cargo
3,500	Expeditors International of Washington, Inc.	$ 420,875	1.33%

Cable & Other Pay Television Services
20,400	Comcast Corporation - Class A	752,760	2.38%

Canned, Fruits, Vegetables, Preserves, Jams & Jellies
3,800	The J.M. Smucker Company	449,958	1.42%

Electric Services
12,300	NextEra Energy, Inc.	871,947	2.75%

Electronic Connectors
15,100	Amphenol Corporation - Class A	990,409	3.13%

Industrial Instruments For Measurement, Display, and Control
900	Roper Technologies, Inc.	530,622	1.67%

Insurance Agents, Brokers & Services
7,400	Brown & Brown, Inc.	920,560	2.90%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
4,300	Steris PLC (Ireland)	974,595	3.08%

Pharmaceutical Preparations
9,100	Abbott Laboratories	1,207,115
2,700	Johnson & Johnson	447,768
3,600	Zoetis Inc. - Class A	592,740
		2,247,623	7.09%

Refuse Systems
2,300	Republic Services, Inc.	556,968
3,600	Waste Connections, Inc. (Canada)	702,684
		1,259,652	3.98%

Retail - Variety Stores
500	Costco Wholesale Corporation	472,890	1.49%

Security & Commodity Brokers, Dealers, Exchanges & Services
7,500	Cboe Global Markets, Inc.	1,697,175
7,500	Intercontinental Exchange, Inc.	1,293,750
		2,990,925	9.44%

Security Brokers, Dealers & Flotation Companies
650	BlackRock, Inc.	615,212	1.94%

Services - Business Services, NEC
2,700	Accenture PLC - Class A (Ireland)	842,508
1,600	Mastercard, Inc. - Class A	876,992
4,000	Visa, Inc. - Class A	1,401,840
		3,121,340	9.85%

Services - Computer Integrated Systems Design
5,900	Jack Henry & Associates, Inc.	1,077,340	3.40%

Services - Computer Processing & Data Preperation
1,600	Automatic Data Processing, Inc.	488,848
1,600	Verisk Analytics, Inc.	476,192
		965,040	3.05%

Services - Computer Programming, Data Processing, Etc.
2,300	FactSet Research Systems, Inc.	1,045,672	3.30%

Services - Management Consulting Services
20,600	Genpact Limited (Bermuda)	1,037,828	3.28%

Services - Prepackaged Software
2,200	Microsoft Corporation	825,858	2.61%

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
5,000	Church & Dwight Co.	550,450	1.74%

Surgical & Medical Instruments & Apparatus
3,500	Becton, Dickinson and Company	801,710
4,700	ResMed, Inc.	1,052,095
2,600	Stryker Corporation	967,850
		2,821,655	8.90%

Water Supply
18,800	Essential Utilities, Inc.	743,164	2.35%

Total for Common Stocks (Cost - $16,410,400)		25,686,375	81.08%

REAL ESTATE INVESTMENT TRUSTS
10,400	Terreno Realty Corporation	657,488	2.07%
	(Cost - $565,215)

GOVERNMENT SECURITIES
1,000,000	U.S. Treasury Bill, 0.00%, 4/1/2025 * **	1,000,000
1,000,000	U.S. Treasury Bill, 3.65%, 4/8/2025 * **	999,175
1,000,000	U.S. Treasury Bill, 4.14%, 4/15/2025 * **	998,348
1,000,000	U.S. Treasury Bill, 4.36%, 4/21/2025 * **	997,518
	(Cost - $3,994,986)	3,995,042	12.61%

MONEY MARKET FUNDS
1,363,073	Goldman Sachs FS Government Fund Institutional - 4.22% ***	1,363,073	4.30%
	(Cost - $1,363,073)

	Total Investments	31,701,977	100.06%
	(Cost - $22,333,674)

	Liabilities in Excess of Other Assets	(17,726)	-0.06%

	Net Assets	$ 31,684,251	100.00%

* Zero coupon bond. Coupon rate disclosed represents 7-day yield at March 31, 2025.
** Level 2 Security.
*** The yield shown represents the 7-day yield at March 31, 2025.